UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21862

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Retirement 2005 Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.2%
Columbia High Income Fund, Class Z	4,433	35,106
Columbia Large Cap Enhanced Core Fund, Class Z	26,066	279,424
Columbia Large Cap Value Fund, Class Z	5,003	50,234
Columbia Marsico Focused Equities Fund, Class Z	2,026	39,480
Columbia Mid Cap Growth Fund, Class Z	1,456	31,078
Columbia Mid Cap Value Fund, Class Z	2,708	31,005
Columbia Multi-Advisor International Equity Fund, Class Z	8,829	95,972
Columbia Short Term Bond Fund, Class Z	12,041	120,288
Columbia Small Cap Growth Fund II, Class Z	1,074	10,467
Columbia Small Cap Value Fund II, Class Z	1,394	15,939
Columbia Total Return Bond Fund, Class Z	39,125	390,855

Total Investment Companies (cost of $1,091,251)		1,099,848

	Par ($)
Short-Term Obligation — 2.4%
Repurchase agreement with State Street Bank and Trust Co., dated 07/30/10, due 08/02/10 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 09/17/10, market value $30,648 (repurchase proceeds $26,000)	26,000	26,000

Total Short-Term Obligation (cost of $26,000)		26,000

Total Investments — 102.6% (cost of $1,117,251)(b)(c)		1,125,848

Other Assets & Liabilities, Net — (2.6)%		(28,059)

Net Assets — 100.0%		1,097,789

1

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$1,099,848	$—	$—	$1,099,848
Total Short-Term Obligation	—	26,000	—	26,000
Total Investments	$1,099,848	$26,000	$—	$1,125,848

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $1,117,251.
(c)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$55,836	$(47,239)	$8,597

2

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Retirement 2010 Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.0%
Columbia High Income Fund, Class Z	4,312	34,149
Columbia Large Cap Enhanced Core Fund, Class Z	43,338	464,586
Columbia Large Cap Value Fund, Class Z	9,230	92,667
Columbia Marsico Focused Equities Fund, Class Z	3,941	76,812
Columbia Mid Cap Growth Fund, Class Z	3,103	66,252
Columbia Mid Cap Value Fund, Class Z	5,811	66,538
Columbia Multi-Advisor International Equity Fund, Class Z	16,447	178,774
Columbia Short Term Bond Fund, Class Z	1,623	16,219
Columbia Small Cap Growth Fund II, Class Z	2,400	23,404
Columbia Small Cap Value Fund II, Class Z	2,943	33,641
Columbia Total Return Bond Fund, Class Z	57,889	578,310

Total Investment Companies (cost of $1,601,405)		1,631,352

	Par ($)
Short-Term Obligation — 1.5%
Repurchase agreement with State Street Bank and Trust Co., dated 07/30/10, due 08/02/10 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 09/17/10, market value $25,540 (repurchase proceeds $25,000)	25,000	25,000

Total Short-Term Obligation (cost of $25,000)		25,000

Total Investments — 101.5% (cost of $1,626,405)(b)(c)		1,656,352

Other Assets & Liabilities, Net — (1.5)%		(24,531)

Net Assets — 100.0%		1,631,821

1

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$1,631,352	$—	$—	$1,631,352
Total Short-Term Obligation	—	25,000	—	25,000
Total Investments	$1,631,352	$25,000	$—	$1,656,352

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $1,626,405.
(c)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$108,462	$(78,515)	$29,947

2

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Retirement 2015 Portfolio

	Shares	Value ($)*
Investment Companies(a) — 97.9%
Columbia Acorn International, Class Z	290	10,148
Columbia High Income Fund, Class Z	467	3,696
Columbia Large Cap Enhanced Core Fund, Class Z	51,704	554,265
Columbia Large Cap Value Fund, Class Z	11,863	119,108
Columbia Marsico Focused Equities Fund, Class Z	5,192	101,184
Columbia Mid Cap Growth Fund, Class Z	3,931	83,918
Columbia Mid Cap Value Fund, Class Z	7,377	84,471
Columbia Multi-Advisor International Equity Fund, Class Z	19,975	217,127
Columbia Small Cap Growth Fund II, Class Z	3,069	29,923
Columbia Small Cap Value Fund II, Class Z	3,717	42,490
Columbia Total Return Bond Fund, Class Z	61,736	616,740

Total Investment Companies (cost of $1,895,919)		1,863,070

	Par ($)
Short-Term Obligation — 3.7%
Repurchase agreement with State Street Bank and Trust Co., dated 07/30/10, due 08/02/10 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 09/17/10, market value $76,620 (repurchase proceeds $71,001)	71,000	71,000

Total Short-Term Obligation (cost of $71,000)		71,000

Total Investments — 101.6% (cost of $1,966,919)(b)(c)		1,934,070

Other Assets & Liabilities, Net — (1.6)%		(31,014)

Net Assets — 100.0%		1,903,056

1

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$1,863,070	$—	$—	$1,863,070
Total Short-Term Obligation	—	71,000	—	71,000
Total Investments	$1,863,070	$71,000	$—	$1,934,070

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $1,966,919.
(c)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$140,643	$(173,492)	$(32,849)

2

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Retirement 2020 Portfolio

	Shares	Value ($)*
Investment Companies(a) — 97.4%
Columbia Acorn International, Class Z	1,053	36,892
Columbia High Income Fund, Class Z	1	4
Columbia Large Cap Enhanced Core Fund, Class Z	107,782	1,155,423
Columbia Large Cap Value Fund, Class Z	27,025	271,331
Columbia Marsico Focused Equities Fund, Class Z	12,145	236,698
Columbia Mid Cap Growth Fund, Class Z	8,594	183,482
Columbia Mid Cap Value Fund, Class Z	16,200	185,495
Columbia Multi-Advisor International Equity Fund, Class Z	41,869	455,112
Columbia Small Cap Growth Fund II, Class Z	7,765	75,710
Columbia Small Cap Value Fund II, Class Z	9,117	104,210
Columbia Total Return Bond Fund, Class Z	102,970	1,028,666

Total Investment Companies (cost of $3,348,631)		3,733,023

	Par ($)
Short-Term Obligation — 3.2%
Repurchase agreement with State Street Bank and Trust Co., dated 07/30/10, due 08/02/10 at 0.100%,collaterlized by a U.S. Government Agency obligation maturing 09/17/10, market value $127,700 (repurchase proceeds $124,001)	124,000	124,000

Total Short-Term Obligation (cost of $124,000)		124,000

Total Investments — 100.6% (cost of $3,472,631)(b)(c)		3,857,023

Other Assets & Liabilities, Net — (0.6)%		(24,338)

Net Assets — 100.0%		3,832,685

1

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$3,733,023	$—	$—	$3,733,023
Total Short-Term Obligation	—	124,000	—	124,000
Total Investments	$3,733,023	$124,000	$—	$3,857,023

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $3,472,631.
(c)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$387,816	$(3,424)	$384,392

2

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Retirement 2025 Portfolio

	Shares	Value ($)*
Investment Companies(a) — 99.5%
Columbia Acorn International, Class Z	1,036	36,276
Columbia Large Cap Enhanced Core Fund, Class Z	72,247	774,491
Columbia Large Cap Value Fund, Class Z	20,066	201,460
Columbia Marsico Focused Equities Fund, Class Z	9,128	177,903
Columbia Mid Cap Growth Fund, Class Z	6,523	139,270
Columbia Mid Cap Value Fund, Class Z	12,252	140,280
Columbia Multi-Advisor International Equity Fund, Class Z	29,495	320,606
Columbia Small Cap Growth Fund II, Class Z	6,650	64,842
Columbia Small Cap Value Fund II, Class Z	7,432	84,943
Columbia Total Return Bond Fund, Class Z	58,263	582,045

Total Investment Companies (cost of $2,395,701)		2,522,116

	Par ($)
Short-Term Obligation — 1.6%
Repurchase agreement with State Street Bank and Trust Co., dated 07/30/10, due 08/02/10 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 09/17/10, market value $45,972 (repurchase proceeds $41,000)	41,000	41,000

Total Short-Term Obligation (cost of $41,000)		41,000

Total Investments — 101.1% (cost of $2,436,701)(b)(c)		2,563,116

Other Assets & Liabilities, Net — (1.1)%		(26,850)

Net Assets — 100.0%		2,536,266

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$2,522,116	$—	$—	$2,522,116
Total Short-Term Obligation	—	41,000	—	41,000
Total Investments	$2,522,116	$41,000	$—	$2,563,116

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $2,436,701.
(c)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$295,519	$(169,104)	$126,415

2

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Retirement 2030 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.2%
	Columbia Acorn International, Class Z	2,414	84,543
	Columbia High Income Fund, Class Z	7	56
	Columbia Large Cap Enhanced Core Fund, Class Z	128,710	1,379,766
	Columbia Large Cap Value Fund, Class Z	38,564	387,178
	Columbia Marsico Focused Equities Fund, Class Z	17,745	345,850
	Columbia Mid Cap Growth Fund, Class Z	12,229	261,081
	Columbia Mid Cap Value Fund, Class Z	22,872	261,879
	Columbia Multi-Advisor International Equity Fund, Class Z	52,867	574,670
	Columbia Small Cap Growth Fund II, Class Z	11,045	107,690
	Columbia Small Cap Value Fund II, Class Z	15,163	173,309
	Columbia Total Return Bond Fund, Class Z	81,471	813,899

	Total Investment Companies (cost of $3,965,513)		4,389,921

		Par ($)
Short-Term Obligation — 0.4%
	Repurchase agreement with State Street Bank and Trust Co., dated 07/30/10, due 08/02/10 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 09/17/10, market value $20,432 (repurchase proceeds $18,000)	18,000	18,000

	Total Short-Term Obligation (cost of $18,000)		18,000

	Total Investments — 100.6% (cost of $3,983,513)(b)(c)		4,407,921

	Other Assets & Liabilities, Net — (0.6)%		(25,096)

	Net Assets — 100.0%		4,382,825

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$4,389,921	$—	$—	$4,389,921
Total Short-Term Obligation	—	18,000	—	18,000
Total Investments	$4,389,921	$18,000	$—	$4,407,921

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $3,983,513.
(c)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$465,365	$(40,957)	$424,408

2

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Retirement 2035 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 99.7%
	Columbia Acorn International, Class Z	2,159	75,611
	Columbia High Income Fund, Class Z	56	447
	Columbia Large Cap Enhanced Core Fund, Class Z	91,488	980,754
	Columbia Large Cap Value Fund, Class Z	29,338	294,552
	Columbia Marsico Focused Equities Fund, Class Z	13,659	266,215
	Columbia Mid Cap Growth Fund, Class Z	8,947	191,011
	Columbia Mid Cap Value Fund, Class Z	16,785	192,186
	Columbia Multi-Advisor International Equity Fund, Class Z	38,240	415,671
	Columbia Small Cap Growth Fund II, Class Z	7,811	76,162
	Columbia Small Cap Value Fund II, Class Z	11,297	129,120
	Columbia Total Return Bond Fund, Class Z	40,643	406,025

	Total Investment Companies (cost of $2,962,695)		3,027,754

		Par ($)
Short-Term Obligation — 1.1%
	Repurchase agreement with State Street Bank and Trust Co., dated 07/30/10, due 08/02/10 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 09/17/10, market value $35,756 (repurchase proceeds $32,000)	32,000	32,000

	Total Short-Term Obligation (cost of $32,000)		32,000

	Total Investments — 100.8% (cost of $2,994,695)(b)(c)		3,059,754

	Other Assets & Liabilities, Net — (0.8)%		(23,108)

	Net Assets — 100.0%		3,036,646

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 roll forward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$3,027,754	$—	$—	$3,027,754
Total Short-Term Obligation	—	32,000	—	32,000
Total Investments	$3,027,754	$32,000	$—	$3,059,754

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $2,994,695.
(c)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$260,887	$(195,828)	$65,059

2

INVESTMENT PORTFOLIO
July 31, 2010 (Unaudited)	Columbia Retirement 2040 Portfolio

		Shares	Value ($)*
Investment Companies(a) — 98.5%
	Columbia Acorn International, Class Z	5,914	207,109
	Columbia Large Cap Enhanced Core Fund, Class Z	201,099	2,155,777
	Columbia Large Cap Value Fund, Class Z	71,834	721,217
	Columbia Marsico Focused Equities Fund, Class Z	33,744	657,671
	Columbia Mid Cap Growth Fund, Class Z	22,276	475,590
	Columbia Mid Cap Value Fund, Class Z	41,502	475,193
	Columbia Multi-Advisor International Equity Fund, Class Z	86,443	939,633
	Columbia Small Cap Growth Fund II, Class Z	20,816	202,952
	Columbia Small Cap Value Fund II, Class Z	28,603	326,934
	Columbia Total Return Bond Fund, Class Z	57,245	571,876

	Total Investment Companies (cost of $6,541,869)		6,733,952

		Par ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with State Street Bank and Trust Co., dated 07/30/10, due 08/02/10 at 0.100%, collateralized by a U.S. Government Agency obligation maturing 09/17/10, market value $122,592 (repurchase proceeds $117,001)	117,000	117,000

	Total Short-Term Obligation (cost of $117,000)		117,000

	Total Investments — 100.2% (cost of $6,658,869)(b)(c)		6,850,952

	Other Assets & Liabilities, Net — (0.2)%		(14,922)

	Net Assets — 100.0%		6,836,030

Notes to Investment Portfolio:
*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

1

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 roll forward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of July 31, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Investment Companies	$6,733,952	$—	$—	$6,733,952
Total Short-Term Obligation	—	117,000	—	117,000
Total Investments	$6,733,952	$117,000	$—	$6,850,952

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investments Advisers, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $6,658,869.
(c)	Unrealized appreciation and depreciation at July 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$617,623	$(425,540)	$192,083

2

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 20, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	September 20, 2010